Segment reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision-maker is the Board of Directors.
The following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Six Months Ended
	June 30,
(in thousands of $)	2025	20241)
United States	1,482,882	754,542
Japan	83,678	38,114
China	32,902	16,196
Netherlands	1,588	–
Rest of the World	137,594	67,066
Total product net sales	1,738,644	875,918

1)Comparative figures have been presented to be consistent with the one adopted in the Company’s latest Annual Report.
The Company sells its products through a limited number of distributors and wholesalers. Five U.S. customers represent approximately 85% of the product net sales during the six months ended June 30, 2025 (compared to 86%
for the same period in 2024).